Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


November 25, 2008

Kevin Dougherty
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Community Alliance, Inc.
      Amendment 1 to Registration Statement on Form 10
      Filed September 10, 2008
      File No. 0-53406

Dear Mr. Dougherty:

Pursuant to your comment letter dated October 9, 2008, please note the following responses.

General
1. We note your discussion in the business section and the disclosure in a Form 8-K filed on September 9, 2008 by Fresh Ideas Media, Inc., your parent company, regarding the plan to spin-off Community Alliance and distribute its shares to the shareholders of Fresh Ideas Media. Please provide us with a detailed analysis as to why you believe the spin-off is not a "sale" of the securities by the parent and does not need to be registered under the Securities Act of 1933.

Pursuant to Staff Legal Bulletin #4, Community Alliance spin-off meets the five conditions described below and therefore, does not have to register the spin-off under the Securities Act

a. The Fresh Ideas' shareholders do not provide consideration for the spun-off shares.
b. The Fresh Ideas' shareholders have the same proportionate interest in Fresh Ideas' and Community Alliance both before and after the spin-off.
c. Fresh Ideas is a reporting company and has provided its shareholders an information statement that describes the spin-off and the subsidiary and complied with Regulation 14C under the Exchange Act; and
   Community Alliance is registering the spun-off securities under the Exchange Act in this registration statement
d. The primary purposes of the Spin-Off are to (a) allow the management of the Company to focus on the Company's primary business operations in China, (b) allow the management of Community Alliance to focus exclusively on Community Alliance's marketing and advertising business, and (c) enhance access to financing for each of Community Alliance and Fresh Ideas by allowing the financial community to focus separately on Fresh Idea's Chinese operations and the business and operations of Community Alliance
e.   Fresh Ideas formed Community Alliance in February 2005.

2. We further note disclosure in the Form 8-K indicating that among the primary purposes of the Community Alliance spin-off are to allow the management of Fresh Ideas Media to focus on its primary business operations in China, and to allow the management of Community Alliance to focus on its marketing and advertising business, though this is subject to the consummation of the proposed share exchange. Please be advised that we are currently considering the information statement filed as an exhibit to the 8-K and will provide comments under separate cover.

No response required.

Item 1. Business
3. Please revise your disclosure concerning the proposed share exchange between Fresh Ideas Media, Ever Auspicious International Limited, and Ever Auspicious' sole shareholder Bright Praise Enterprises Limited to describe the transaction in more precise and materially complete terms. For example, please clarify what shares are being exchanged and discuss the impact of the transaction on Community Alliance and the parent company both with respect to the management and shareholders of each entity. Ensure that the economic impact of the transaction is also addressed. Consider including a recent developments subheading under which the terms of the proposed share exchange and spin-off are described.

The proposed share exchange disclosure has been expanded to describe the transaction in more precise and materially complete terms under a "Recent Developments" subheading.

4. Consider revising this section to present related information together under a discrete subheading. For instance, consider discussing the 2005 and 2008 Venitech license agreements relating to the operating take-home folders business under a single subheading. Additionally, you may wish to discuss all of the information relating to the take-home folder business first, followed by a discussion of the greeting card business, which is not yet operational.

The disclosure has been revised to organize related information.

License Agreement - 45 states
5. Please include a materially complete description of the 2005 Venitech license agreement and disclosure which five states were excepted from the license agreement and why. Please ensure that you disclosure the license fees associated with the agreement, including expected payments to Venitech with respect to the sale of sublicenses under the agreement. In addition, please disclose the minimum number of sublicenses that must be sold for each year specified as well as the consequences of failing to meet the minimum sale requirements. To the extent any of the fees and payments have not been paid according to the agreement terms, this should be disclosed. Note that this comment also applies to the disclosure relating to the 2008 Venitech license agreement.

The disclosure has been revised.

6. Clarify whether any of your sublicensees outside of Colorado has actually implemented the take-home folder program with any schools. The extent to which you have actually implemented the take-home folder program in any state should be clear from your disclosure.

The disclosure has been revised.

7. Please provide support for your belief that you can "build a substantial advertising enterprise in the 52 identified territories" covered by the license agreement. In your response, please address you statement that you have sold four sublicenses since inception, only one of which has been paid in full, and provide your anticipated timeframe for expanding your operations to other states.

The statement has been deleted for clarity and accuracy.

Sub-License Agreement with Our Best Wishes
8. Please revise this section to include when you expect Our Best Wishes direct mail greeting business to begin operations. Specifically address whether you expect the greeting card business to be operational within the next 12 months.

The disclosure has been revised as follows:

We intend to start testing the greeting card program in the second quarter of 2009 and offering the program to Sub-licensees in the third quarter of 2009.

9. We note that you disclose a sublicense fee of $15,000 for the non-operational greeting card business but have not disclosed the sublicense fee for the operating take-home folder business in this Form
10.  Please revise to provide this information.

The sublicense fee has been disclosed.

License Agreement - Colorado
10. You state that you entered into a license agreement with Venitech, LLC for the right to publish and market two advertising products, the Community Alliance Custom School Take-Home Folder and Our Best Wishes Direct Mail Greeting Card, for the state of Colorado. However, Article 4 to Exhibit 10 to the registration statement states that the territory of the license is for the state of Colorado, except for Jefferson County, the second most populous county in the state. Please revise your filing to include this information. To the extent Venitech has operations in Jefferson County related to this business concept which generate a material portion of its revenues, please disclose this as well.

The disclosure has been revised as follows:

On February 6, 2008, we entered into a license agreement which Venitech, LLC for the rights to publish and market two advertising products, the Community Alliance Custom School Take-Home Folder and Our Best Wishes Direct Mail Greeting Card in the state of Colorado with the exception of Jefferson County. Venitech, LLC desires to retain Jefferson County for the time being.

11. In this section you state that the terms of the 2008 Venitech license agreement was for a period of five years through May 15, 2010. However, Article 8 of Exhibit 10 to the registration statement provides a termination date of February 6, 2010, with a three-year renewal option provided certain conditions are met. Also, you state that you sold three sublicenses prior to March 14, 2006, as required under the agreement, though the license agreement for Colorado was not formed until 2008. This section appears to intermingle the terms of the 2005 and 2008 license agreements. Please revise this section to provide disclosure that is consistent with the filed license agreements or advise.

The disclosure has been revised for accuracy.

Revenues
12. Please clarify your statement regarding the status of the four sublicenses which you claim you sold since inception. You state of the four sublicenses sold, one was paid in full, one has been cancelled for non-payment and it is doubtful whether the other three sublicensees will be able to meet the required payments. In your revision, please also clarify which sublicense has paid in full, and what payments, if any, have been made by the other sublicensees.

The disclosure has been clarified as follows:

We have been selling and will continue to sell sub-licenses for the school folder program. We have established a one-time sub-license fee of $15,000 except for the first five territories sold which we have set at $10,000 in order to induce five persons to purchase sub-licenses.

Community Alliance Custom School Take-Home Product
13. Please provide a more complete description of the sources from which you expect to generate revenue, namely the sale of sublicenses at $15,000 each, or $10,000 for the first five sold, and publication fees from the publication of school folders at $1,900 per school. You should include a discussion of requirements associated with the sublicenses, such as that each sublicense is required to use Community Alliance as the publisher of its folders.

The disclosure has been revised as follows:

We expect to generate revenue from the sale of the Sub-licenses, which after the first five are sold, it is our intent to sell the remaining Sub-licenses for $15,000 per sub-license. In addition, we will generate revenue from the publication fees of $1,900 per school. For example, if a Sub-licensee has 10 schools under contract during one school period, the publication fee would be $1,900 per school or a total of $19,000. Under the Sub-license Agreement, each Sub-licensee is required to use Community Alliance as the publisher of the folders. Our actual cost of production will depend upon several factors, including the extent of the art work involved and the printing cost of the folders.
We also intend to generate revenue from own operations in Colorado, which we now operate under a license agreement.


14. We note that two of the four licenses sold were sold to family members of Mr. Ray, your President and CEO. Please disclose which of the licenses referenced were sold to family members and clarify whether either of them is among the non-performing sublicenses.

The disclosure has been revised.

15. Please discuss your dependence on your customers/licensees as it appears your revenues are generated by fee customers. See Item
101(h)(4)(vi) of Regulation S-K. In addition, please file the sublicense agreements on which your business is substantially dependent as exhibits to the registration. See Item 601(b)(10)(ii)(B) to Regulation S-K.

The disclosure has been revised as follows:

The success of our business will depend totally upon our ability sell sub-licenses in the future for the School Home Folders and the Birthday Greeting Cards. In addition, it is contemplated that additional revenues would be generated from the production cost for the folders and greeting cards, which depend upon the success of each of our Sub-licensees in the future. If our Sub-licensees are not successful in their efforts in contracting with schools and selling the advertising for the folders, we will not, in turn, receive that additional on going revenue. (

The sublicense agreements have been filed as exhibits.

Trademarks, Patents and Intellectual Property
16. It does not appear from your disclosure that you currently utilize trademarks or patents. To the extent that you do not currently rely on trademarks or patents, please include an affirmative statement to this effect.

The disclosure has been revised to include an affirmative statement that Community Alliance does not currently rely on trademarks or patents.

Item 2. Financial Information
Management's Discussion and Analysis of Financial Condition and Results of Operations
Trends and Uncertainties
17. You disclose that there are no know trends, events or uncertainties that have or are reasonably likely to have a material impact of your short term or long term liquidity and that believe there will be sufficient capital from revenues to sustain operations. This does not appear to be consistent with your disclosure elsewhere regarding the apparent challenges you have encountered in selling and obtaining full payment for sublicenses. Please revise this section to include a discussion of the nonperformance of three of four of your existing sublicense agreements to date, which appears to constitute a known trend or uncertainty that may have a material adverse effect on your liquidity position.




Capital and Source of Liquidity
18. You disclose that there will be "sufficient capital from revenues to conduct operations for the next twelve months." Please provide support for this statement in quantified terms and specifically address how you expect to meet your cash requirements to sustain operations for the next 12 months. If you are unable to establish that your current cash resources will be sufficient to fund your planned operations for a period of at least 12 months, including the increased costs associated with becoming a public company, state the number of months your current cash resources will fund planned operations and the amount required to sustain operations for the remaining months. To the extent you plan to rely on the sale of company assets or other means to fund operations for the remaining months, please include an unambiguous statement to this effect and disclose any material uncertainties regarding the ability to obtain funds in needed amounts from such sources. Please see Item 303(a)(1) of Regulation S-K and Instructions 2 and 3 to Item 303(a)( of Regulation S-K for additional guidance.

We now have the License for the major part of the State of Colorado, which is a going business and generating revenues. As a result, we believe there will be sufficient capital from revenues to conduct operations for the next twelve months. The Colorado operation has been generating from between $70,000 to $100,000 in annual revenues. The company presently has very little expenses, except for legal and accounting which are associated with being a public company. The company pays no salaries and only pays commissions on sales. The Company does not pay rent or other expenses for offices at this time.

We are planning on commencing the sale of Sub-licenses in the first quarter on 2009.

If additional capital is needed, the president of the Company is prepared to supply additional capital on a loan basis.


Results of Operations
19. This section requires significant revision. We note a number of instances where you identified a material change in the results of operations from one period to the next without discussing the factors that contributed to the change. For instance, you disclose that revenues increased from $4,491 for the six months ended May 31, 2007 to $16,126 for the six months ended May 31, 2008 without discussing the factors that contributed to the material increase. As another example, you state that operating expenses increased from $3,455 to $24,789 during the same periods and that the increase was due to "increased operations." The discussion regarding the changes in results of operations should be meaningful to readers. For instance, you migh clarify whether the revenue increase was due to the sale of sublicenses, publication fees, or some other source and explain which you believe the revenues increased as compared to the prior period. As yet another example, you disclose a significant decrease in net income from $1,036 to $(24,789), again during the same periods, and state that the decrease was primarily due to "completion of the public offering
and subsequent decrease in offering costs."    Please explain this
statement or revise if this was stated in error. In revising this section, note that where a material change occurs you should disclose the underlying contributing factor(s). Where you identify two or more contributing factors, the contribution of each factor must be given in quantified terms. See Section III.D of SEC Release No. 33-6835.
Please revise this section accordingly.

The disclosure has been revised to discuss contributing factors.

Item 4.  Security Ownership of Certain Beneficial Owners and Management
20. We note that you have provided the information required pursuant to Item 403 of Regulation S-K "Adjusted for Company of Spin-Off." Please provide a separate beneficial table as of the most recent practicable date with respect to your existing security ownership, without taking into account the proposed spin-off.

A separate beneficial table as of the most recent practicable date has been added.

21. In addition, in the beneficial ownership table with respect to your existing security ownership, please include disclosure regarding management's beneficial ownership in its parent, Fresh Ideas Media, and in its subsidiary, Our Best Wishes. See Paragraph (b) of Item 403 of Regulation S-K.

The disclosure has been revised as follows:

Current Shareholdings in Fresh Ideas. Phillip E. Ray is the beneficial owner of 1,800,000 shares of Fresh Ideas common stock through his direct ownership of 1,250,000 shares of Fresh Ideas common stock and through his positions as the sole officer, director and shareholder of American Business Services, Inc., which owns 250,000 shares of Fresh Ideas common stock, and the majority shareholder and sole officer and director of VentureVest Capital Corporation, which owns 300,000 shares of Fresh Ideas common stock.

A. Terry Ray is the beneficial owner of the 1,800,000 shares of Fresh Ideas common stock directly and indirectly held by her spouse, Phillip E. Ray.

Ruth Daily is the beneficial owner of 1,250,000 common shares of Fresh Ideas.

Our Best Wishes is a wholly owned subsidiary of Community Alliance.

22. Please clarify, if true, that the spin-off of Community Alliance's shares to the shareholders of its parent, Fresh Ideas Media, will not result in Bright Praise becoming a shareholder of Community Alliance or advise.

It has been clarified that Bright Praise will not be a shareholder of Community Alliance as a result of the spin-off.

Item 5.  Directors and Executive Officers, Promoters and Control
Persons
23. Please disclose the nature of any family relationship between Phillip E. Ray and A. Terry Ray in this section. See Item 401(d) of Regulation S-K.

The fact that A. Terry Ray is the spouse of Phillip E. Ray has been disclosed.

24. The disclosure regarding Mr. Ray's business experience does not reference his involvement in Venitech, LLC. However, we note that Mr. Ray signed an addendum to the Licensing Agreement with Venitech in his capacity as President of Venitech, LLC. See Exhibit 10.14 to the Form SB-2 filed with Fresh Ideas Media on February 22, 2007. Please confirm whether Mr. Ray is or was President of Venitech. If true, please revise this section, the related transactions section, and throughout your filing as appropriate.

Mr. Ray has never had an involvement in Venitech. The addendum was incorrectly edgarized. Ms. Daily's signature was inadvertently omitted. Mr. Ray signed on behalf of Fresh Ideas.

25. We note your disclosure with respect to Ms. Daily's business experience that Community Alliance of Colorado" is generating between $80,000 and $110,000 in revenue" through the take-home folder program whereas you disclose in the business section under the heading "License Agreement - Colorado" that this business generates annual revenue of between $60,000 and $110,000. Please revise as appropriate to provide accurate and consistent disclosure.

The disclosure has been revised for accuracy.

Item 7.  Certain Relationships and Related Transactions and Director
Independence
26. Please describe the 2008 license agreement with Venitech, which appears to be a related party agreement with respect to Ms. Daily and Mr. Ray. Include a discussion of the commissions to Ms. Daily under the contract. Please refer to paragraphs (a) and (d) of Item 404 of Regulation S-K and the related instructions. Note that as a smaller reporting company, you must provide disclosure under this section since the beginning of the fiscal year preceding your last fiscal year. In addition, please include disclosure responsive to Item 404(d)(3) of Regulation S-K, which should address the existing parent-subsidiary relationship between Fresh Ideas Media and Community Alliance, irrespective of the spin-off.

The disclosure has been revised as follows:

On February 6, 2008, Fresh Ideas entered into a License Agreement with Venitech, LLC for the School Folders in the State of Colorado, with the exception of Jefferson County in that state. Venetich, LLC had been operating the School Folder business in the state of Colorado for a number of years and had 37 schools under contract for the school folders. Ruth Daily, the president of Venitech, LLC, is a major shareholder of Fresh Ideas Media, owning 19.9 % of Fresh Ideas, and as soon as the spin-out of Community Alliance, Inc., the wholly owned subsidiary, is completed, Ms. Daily will be a major shareholder of Community Alliance, Inc. On February 4, 2008, Ms. Daily was elected to the Board of Directors and appointed as Treasurer of Community Alliance.

Item 9. Market Price of Dividends on the Registrant's Common Equity and Related Stockholders Matters
27. Please disclose the amounts of common equity that are required to be disclosed under paragraph (a)(2) of Item 201 of Regulation S-K.

The required amounts of common equity have been disclosed.

Item 15.  Financial Statement and Exhibits
28. Please include updated financial statements before effectiveness pursuant to Rule 8-08 of Regulation S-X. Please also update the disclosure regarding material changes during the interim period in management's discussion and analysis of financial condition and results of operations. See Item 303(b)(1) and (b)(2) of Regulation S-K.

The financial statements have been updated and the disclosure has been updated as appropriate.

Exhibits
29. Please file a list of all subsidiaries, including Our Best Wishes, Inc. See paragraph 21, of Item 601 of Regulation S-K.

A list of all subsidiaries has been included as an exhibit.

30. We note that Exhibit 10.14 to Form SB-2A filed on February 22, 2007 contained an "Addendum to Licensing Agreement" between Venitech, LLC and Fresh Ideas Media, Inc. dated January 16, 2007. Please file the addendum as an exhibit to this Form 10 pursuant to Item 601(b)(10) of Regulation S-K.

The addendum has been filed as an exhibit. Additionally, a further addendum dated October 30, 2007 to the same agreement has been filed as an exhibit.

31. Please file any agreements made in connection with the spin-off in response to Item 610(b)(2) of Regulation S-K.

The Share Exchange Agreement dated November 11, 2008 has been attached as an exhibit.

Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker